SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of mineral assets and equipment by geographic region

(i)Income (loss) for the period by segment

	Mexico	Panama	Nevada	Corporate	Total
Year ended December 31, 2022
Revenue (note 5)	$193,109	$—	$—	$121	$193,230
Cost of sales	(65,320)	—	—	(49)	(65,369)
Earnings from mining operations	127,789	—	—	72	127,861
Exploration and evaluation expenses (note 9)	(3,765)	(7,176)	(7,616)	(382)	(18,939)
General and administrative expenses (note 8)	—	—	—	(10,913)	(10,913)
Depreciation	(23)	(15)	(45)	(194)	(277)
Share based payments (note 28)	(37)	(70)	—	(2,340)	(2,447)
Interest income	1,844	—	—	323	2,167
Interest and accretion expense	(2,315)	—	(35)	(6,540)	(8,890)
Loss on early settlement of project loan (note 20)	—	—	—	(13,219)	(13,219)
Foreign exchange gain	(778)	—	37	3,755	3,014
Other	—	—	39	2	41
Income taxes	(29,478)	—	—	(3,150)	(32,628)
Income (loss) for the period	$93,237	$(7,261)	$(7,620)	$(32,586)	$45,770

	Mexico	Panama	Nevada	Corporate	Total
Year ended December 31, 2021
Revenue (note 5)	$4,124	$—	$—	$—	$4,124
Cost of sales	(1,391)	—	—	—	(1,391)
Earnings from mining operations	2,733	—	—	—	2,733
Exploration and evaluation expenses (note 9)	(9,908)	(4,771)	(366)	(63)	(15,108)
General and administrative expenses (note 8)	—	—	—	(7,207)	(7,207)
Depreciation	—	(36)	—	(118)	(154)
Share based payments (note 28)	(89)	(51)	—	(2,189)	(2,329)
Interest and finance costs	(1,406)	—	—	110	(1,296)
Foreign exchange	(3,956)	—	—	230	(3,726)
Other	220	—	—	589	809
Income (loss) for the period	$(12,406)	$(4,858)	$(366)	$(8,648)	$(26,278)

(ii)Assets by segment

	Mexico	Panama	Nevada	Corporate	Total
At December 31, 2022
Property, plant and equipment	$222,767	$39	$577	$1,033	$224,416
Exploration and evaluation properties	—	82,429	160,314	—	242,743
Total assets	348,390	83,291	163,857	18,278	613,816

	Mexico	Panama	Nevada	Corporate	Total
At December 31, 2021
Equipment	$7,466	$37	$—	$132	$7,635
Mineral properties under construction	213,749	—	—	—	213,749
Exploration and evaluation properties	—	82,429	314	—	82,743
Total assets	267,403	83,162	314	14,016	364,895